SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Europe:
—Germany	623,375,655	795,265,303	422,038,906
—Spain	251,777,174	203,266,238	71,982,482
—Czech	102,194,745	8,421,667	8,059,076
—Italy	185,170,195	126,607,507	26,275,635
—Others	30,930,744	99,639,975	128,103,629

Europe Total	1,193,448,513	1,233,200,690	656,459,728

America:
—United States	92,707,388	192,380,838	254,096,258
—Canada	22,986,724	142,537,868	86,327,618
—Others	—	—	1,828,736

America Total	115,694,112	334,918,706	342,252,612

Asia and other regions:
—China	45,482,615	128,856,693	89,120,632
—India	—	59,809,538	22,523,243
—Japan	32,667,658	97,550,677	120,248,386
—Others	108,216,158	44,585,802	64,224,812

Asia Total	186,366,431	330,802,710	296,117,073

Total net revenues	1,495,509,056	1,898,922,106	1,294,829,413

Summary of the Company's revenues generated from each product

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Modules	1,400,939,585	1,683,121,020	1,132,767,404
Solar system kits	78,028,704	95,787,118	92,624,999
EPC service	—	110,992,742	658,927
Solar power projects	—	—	55,050,856
Others	16,540,767	9,021,226	13,727,227

Total net revenues	1,495,509,056	1,898,922,106	1,294,829,413